2. VARIABLE INTEREST ENTITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Variable Interest Entity Tables
Value and classification of assets that are collateral for obligations of New PE Holdco

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco as of March 31, 2013 were as follows (in thousands):

Cash and cash equivalents	$11
Other current assets	7,485
Property and equipment	143,308
Other assets	3,150
Total assets	$153,954

Current liabilities	$6,598
Long-term debt	103,597
Other liabilities	220
Total liabilities	$110,415

The carrying values and classification of assets that are collateral for the obligations of New PE Holdco at December 31, 2012 were as follows (in thousands):

Cash and cash equivalents	$–
Other current assets	7,699
Property and equipment	145,774
Other assets	2,719
Total assets	$156,192

Current liabilities	$4,287
Long-term debt	100,821
Other liabilities	207
Total liabilities	$105,315